DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered / paid up share capital	Effective interest held

LEET Inc.	BVI	Investment holding	Unlimited ordinary shares at no par value 1,000,000 Series A preferred shares at no par value 10,000,000 Series B preferred shares at no par value 9,000,000 preferred shares at no par value	100%
Leet Entertainment Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1,000 ordinary shares at par value of MYR1	100%
Leet Technology (BD) Ltd.	Bangladesh	Provision of information technology and mobile application development and digital content publishing service	100,000 ordinary shares at par value of Taka 100	80%